RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	For the year's ended
	December 31, 2017	December 31, 2016	December 31, 2015
Salaries	$124,746	$137,458	$145,067
Employee retention allowance	$10,396	$11,455	$9,090
Compensation expense-share-based payments	$22,309	$55,176	$-
	$157,451	$204,088	$154,157

Disclosure of transactions between related parties [text block] [Table Text Block]
	December 31, 2017	December 31, 2016
Due from related party	$4,518	$-
Due to related parties	$237,305	$127,909